Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
REVENUES
COST OF REVENUES
GROSS MARGIN
OPERATING EXPENSES:
General and administrative expenses	1,565,313	1,958,901
Research and development expenses	269,782	2,404,346
Impairment of long-lived assets		3,800
Depreciation and amortization	97,515	99,795
Total expenses	1,932,610	4,466,842
Loss from operations	(1,932,610)	(4,466,842)
Other (income) expense:
Other income	(1,805)	(4,914)
Interest expense	1,357,341	918,487
Loss on debt extinguishment	668,667
Total other expense, net	2,024,203	913,573
Net loss	(3,956,813)	(5,380,415)
Series C deemed dividend	(1,860,440)	(88,269)
Net loss to common shareholders	$ (5,817,253)	$ (5,468,684)
Net loss per basic weighted average common share	$ (0.01)	$ (0.01)
Number of weighted average common shares outstanding, basic	662,161,949	572,009,911
Number of weighted average common shares outstanding, diluted	662,161,949	572,009,911